CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Redeemable convertible preferred stock Previously Reported [Member]	Redeemable convertible preferred stock Revision of Prior Period, Adjustment [Member]	Previously Reported [Member] Preferred stock	Previously Reported [Member] Common stock	Previously Reported [Member] Additional paid-in capital	Previously Reported [Member] Accumulated deficit	Previously Reported [Member]	Revision of Prior Period, Adjustment [Member] Preferred stock	Revision of Prior Period, Adjustment [Member] Common stock	Revision of Prior Period, Adjustment [Member] Additional paid-in capital	Revision of Prior Period, Adjustment [Member]	Common stock	Additional paid-in capital	Accumulated deficit	Total
Balance at the beginning at Dec. 31, 2017	$ 17,040	$ (17,040)
Balance at the beginning (in shares) at Dec. 31, 2017	4,404,840	(4,404,840)
Balance at the beginning at Dec. 31, 2017			$ 25,560	$ 1	$ 36	$ (38,871)	$ (13,274)	$ (25,560)	$ 22	$ 42,578	$ 17,040	$ 23	$ 42,614	$ (38,871)	$ 3,766
Balance at the beginning (in shares) at Dec. 31, 2017			13,621,802	126,464,480				(13,621,802)	102,694,176			229,158,656
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Old Skillz redeemable convertible Series D preferred stock												$ 2	18,216		18,218
Issuance of Old Skillz redeemable convertible Series D preferred stock (In Shares)												16,705,320
Issuance of Old Skillz redeemable convertible Series E preferred stock												$ 2	18,216		18,218
Issuance of Old Skillz redeemable convertible Series E preferred stock (In Shares)												16,705,320
Issuance of common stock upon exercise of stock options													(192)		(192)
Issuance of common stock upon exercise of stock options (in shares)												4,036,200
Stock-based compensation													6,680		6,680
Temporary Equity, Stock Issued During Period, Value, New Issues												$ 2	18,216		18,218
Temporary Equity, Stock Issued During Period, Shares, New Issues												16,705,320
Net loss														(27,780)	(27,780)
Balance at the end at Dec. 31, 2018												$ 25	67,702	(66,651)	1,076
Balance at the end (in shares) at Dec. 31, 2018												249,900,176
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Old Skillz redeemable convertible Series D preferred stock												$ 3	39,757		39,760
Issuance of Old Skillz redeemable convertible Series D preferred stock (In Shares)												23,718,385
Issuance of Old Skillz redeemable convertible Series E preferred stock												$ 3	39,757		39,760
Issuance of Old Skillz redeemable convertible Series E preferred stock (In Shares)												23,718,385
Issuance of common stock upon exercise of stock options													197		197
Issuance of common stock upon exercise of stock options (in shares)												3,485,844
Issuance of common stock upon early exercise of stock options with promissory note												$ 1	(1)
Issuance of common stock upon early exercise of stock options with promissory note (in shares)												8,970,518
Stock-based compensation													1,237		1,237
Temporary Equity, Stock Issued During Period, Value, New Issues												$ 3	39,757		39,760
Temporary Equity, Stock Issued During Period, Shares, New Issues												23,718,385
Net loss														(23,605)	(23,605)
Balance at the end at Dec. 31, 2019												$ 29	108,892	(90,256)	18,665
Balance at the end (in shares) at Dec. 31, 2019												286,074,923
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Old Skillz redeemable convertible Series D preferred stock												$ 2	98,303		98,305
Issuance of Old Skillz redeemable convertible Series D preferred stock (In Shares)												17,834,808
Issuance of Old Skillz redeemable convertible Series E preferred stock												$ 2	98,303		98,305
Issuance of Old Skillz redeemable convertible Series E preferred stock (In Shares)												17,834,808
Issuance of common stock upon exercise of stock options												$ 1	1,245		1,246
Issuance of common stock upon exercise of stock options (in shares)												7,642,110
Conversion of Old Skillz preferred stock warrants													654		$ 654
Issuance of common stock upon early exercise of stock options with promissory note												$ 1	(1)
Issuance of common stock upon early exercise of stock options with promissory note (in shares)												12,700,358			15,000,000
Surrender of Old Skillz common stock upon net settlement of promissory notes (in Shares)												(1,037,535)
Taxes paid related to net share settlement of Old Skillz equity awards													(13,404)		$ (13,404)
Taxes paid related to net share settlement of Old Skillz equity awards (In shares)												(1,102,746)
Issuance of Old Skillz convertible Series A, Series A-1 and Series B preferred stock upon exercise of warrants												$ (1)	(1)		(2)
Issuance of Old Skillz convertible Series A, Series A-1 and Series B preferred stock upon exercise of warrants (In shares)												2,860,974
Issuance of Old Skillz common stock upon exercise of warrants													379		379
Issuance of Old Skillz common stock upon exercise of warrants (In shares)												726,063
Repurchase of Old Skillz common stock														(1,339)	(1,339)
Repurchase of Old Skillz common stock (in shares)												(468,270)
Repurchase of Old Skillz preferred stock												$ (1)		(1,210)	(1,211)
Repurchase of Old Skillz common stock (in shares)												(13,739)
Net cash contributions from Business Combination and PIPE												$ 4	230,422		230,426
Net cash contributions from Business Combination and PIPE (in Shares)												44,580,578
Stock-based compensation													23,757		23,757
Temporary Equity, Stock Issued During Period, Value, New Issues												$ 2	98,303		98,305
Temporary Equity, Stock Issued During Period, Shares, New Issues												17,834,808
Net loss														(122,461)	(122,461)
Balance at the end at Dec. 31, 2020												$ 37	$ 450,248	$ (215,266)	$ 235,019
Balance at the end (in shares) at Dec. 31, 2020												369,797,524